Allowance for Loan Losses - Past Due Information of Loan Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 4,155	$ 3,536
Current Loans	463,586	354,414
Total Loans	467,741	357,950	$ 369,970	$ 356,871	$ 341,829
Accruing Loans 90 or More Days Past Due	0	0
Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	397	614
Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	3,758	2,922
Paycheck Protection Program [Member]
Financing Receivable Impaired [Line Items]
Current Loans	74,750
Total Loans	74,750
Accruing Loans 90 or More Days Past Due	0
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	2,076	2,088
Current Loans	145,153	128,910
Total Loans	147,229	130,998
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Commercial [Member] | Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	2,076	2,088
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,091	14
Current Loans	31,829	23,029
Total Loans	32,920	23,043
Accruing Loans 90 or More Days Past Due	0	0
Other Real Estate Construction [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	52	14
Other Real Estate Construction [Member] | Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,039	0
Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Current Loans	7,709	7,600
Total Loans	7,709	7,600
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	894	1,078
Current Loans	74,119	70,044
Total Loans	75,013	71,122
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Residential [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	299	326
Real Estate - Residential [Member] | Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	595	752
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	48	139
Current Loans	51,567	51,077
Total Loans	51,615	51,216
Accruing Loans 90 or More Days Past Due	0	0
Home Equity [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans		57
Home Equity [Member] | Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	48	82
Other Loans [Member]
Financing Receivable Impaired [Line Items]
Current Loans	3,098	1,939
Total Loans	3,098	1,939
Accruing Loans 90 or More Days Past Due	0	0
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans		190
Current Loans	64,334	58,885
Total Loans	64,334	59,075
Accruing Loans 90 or More Days Past Due	0	0
Commercial Loan [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans		190
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	46	27
Current Loans	11,027	12,930
Total Loans	11,073	12,957
Accruing Loans 90 or More Days Past Due	0	0
Consumer Loans [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 46	$ 27